Segment Information and Concentrations Segment Information and Concentrations - Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579
Percentage of Revenues by Geographic Area									100.00%	100.00%	100.00%
Property, plant and equipment, net	365				429				365	429
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,914	1,548	1,578
Percentage of Revenues by Geographic Area									36.00%	33.00%	34.00%
Property, plant and equipment, net	246				309				246	309
Americas (Excluding United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									206	219	208
Percentage of Revenues by Geographic Area									4.00%	5.00%	5.00%
Property, plant and equipment, net	3				3				3	3
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,421	1,378	1,309
Percentage of Revenues by Geographic Area									27.00%	29.00%	29.00%
Property, plant and equipment, net	21				22				21	22
BICEMA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									849	753	725
Percentage of Revenues by Geographic Area									16.00%	16.00%	16.00%
Property, plant and equipment, net	23				20				23	20
Japan_Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									332	348	337
Percentage of Revenues by Geographic Area									6.00%	7.00%	7.00%
Property, plant and equipment, net	59				59				59	59
SAPAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									345	286	267
Percentage of Revenues by Geographic Area									7.00%	6.00%	6.00%
Property, plant and equipment, net	5				6				5	6
CLA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									224	179	155
Percentage of Revenues by Geographic Area									4.00%	4.00%	3.00%
Property, plant and equipment, net	$ 8				$ 10				$ 8	$ 10